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                                   May 5, 2003


Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549



Re:  Hilliard Lyons Growth Fund, Inc.
     File Nos. 033-43177 and 811-06428
     Rule 497(j) Certification

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Hilliard Lyons Growth Fund, Inc. (the "Fund") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 15) to the Fund's Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

     If you have any questions or would like further information, please call me at (502) 588-8602.

                                                             Very truly yours,



                                                             /s/ Joseph C. Curry


                                                             Joseph C. Curry
                                                             Vice President